Share-based compensation - Summary of Stock Option Pricing Model Assumption (Detail)	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	5 years 9 months 18 days
Expected volatility	65.77%	67.10%
Risk-free rate	1.43%	0.50%
Dividend yield	0.00%	0.00%